Cash and Short-term Deposits - Summary of Cash and Short-term Deposits (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	£ 5,230	£ 93,727
Short-term deposits	51,104	569
Total	£ 56,334	£ 94,296	£ 23,469	£ 16,347